UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-21624

Allianz Variable Insurance Products Fund of Funds Trust
 (Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN                              55416-1297
(Address of principal executive offices)                                 (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

AZL Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Balanced Index Strategy Fund	$5	0.09%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Balanced Index Strategy Fund	10.05%	5.56%	5.31%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Balanced Composite Index	13.28%	7.62%	7.28%
S&P 500 Index	24.56%	15.05%	12.86%

Fund Statistics

Net Assets	$340,620,695
Number of Portfolio Holdings	5
Portfolio Turnover Rate	7%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Fixed Income Fund	50.2
Domestic Equity Funds	36.0
International Equity Fund	13.8

AZL Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822304 08/24

AZL DFA Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL DFA Multi-Strategy Fund	$4	0.08%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL DFA Multi-Strategy Fund	10.99%	6.93%	6.02%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Moderate Composite Index	15.48%	9.15%	8.43%
S&P 500 Index	24.56%	15.05%	12.86%

Fund Statistics

Net Assets	$690,896,130
Number of Portfolio Holdings	3
Portfolio Turnover Rate	13%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Fund	43.8
Fixed Income Fund	40.1
International Equity Fund	16.1

AZL DFA Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822403 08/24

AZL MVP Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL MVP Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Balanced Index Strategy Fund	$7	0.13%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP Balanced Index Strategy Fund	9.94%	4.34%	4.62%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Balanced Composite Index	13.28%	7.62%	7.28%
S&P 500 Index	24.56%	15.05%	12.86%

Fund Statistics

Net Assets	$769,991,800
Number of Portfolio Holdings	7
Portfolio Turnover Rate	7%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Fixed Income Fund	50.2
Domestic Equity Funds	35.3
International Equity Fund	14.5

AZL MVP Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822809 08/24

AZL MVP DFA Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL MVP DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP DFA Multi-Strategy Fund	$6	0.12%

Average Annual Total Returns

	1 Year	5 Years	Since Inception 04/27/15
AZL MVP DFA Multi-Strategy Fund	10.97%	5.51%	5.04%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.05%
Moderate Composite Index	15.48%	9.15%	8.40%
S&P 500 Index	24.56%	15.05%	12.92%

Fund Statistics

Net Assets	$1,354,322,641
Number of Portfolio Holdings	5
Portfolio Turnover Rate	13%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Fund	43.0
Fixed Income Fund	40.1
International Equity Fund	16.9

AZL MVP DFA Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822833 08/24

AZL MVP FIAM Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL MVP FIAM Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP FIAM Multi-Strategy Fund	$8	0.15%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP FIAM Multi-Strategy Fund	11.18%	5.33%	3.53%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Income and Growth Composite Index	11.10%	6.08%	6.12%
S&P 500 Index	24.56%	15.05%	12.86%

Fund Statistics

Net Assets	$315,396,521
Number of Portfolio Holdings	3
Portfolio Turnover Rate	-%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Balanced Funds	100.0

AZL MVP FIAM Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822858 08/24

AZL MVP Global Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL MVP Global Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Global Balanced Index Strategy Fund	$7	0.14%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP Global Balanced Index Strategy Fund	10.78%	4.32%	3.68%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Global Balanced Composite Index	11.48%	6.33%	5.78%
MSCI World Index (gross of withholding taxes)	20.75%	12.32%	9.73%
MSCI World Index (net of withholding taxes)	20.19%	11.78%	9.16%

Fund Statistics

Net Assets	$484,864,814
Number of Portfolio Holdings	12
Portfolio Turnover Rate	-%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
International Equity Fund	50.2
Fixed Income Fund	49.8
Common Stocks	0.0
Convertible Bond	0.0
Private Placements	0.0
Corporate Bonds	0.0

AZL MVP Global Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822874 08/24

AZL MVP Growth Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL MVP Growth Index Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Growth Index Strategy Fund	$6	0.12%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP Growth Index Strategy Fund	13.99%	6.84%	6.16%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Growth Composite Index	18.84%	11.40%	10.12%
S&P 500 Index	24.56%	15.05%	12.86%

Fund Statistics

Net Assets	$1,956,170,279
Number of Portfolio Holdings	7
Portfolio Turnover Rate	10%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	53.1
Fixed Income Fund	25.1
International Equity Fund	21.8

AZL MVP Growth Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822882 08/24

AZL MVP Moderate Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL MVP Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Moderate Index Strategy Fund	$7	0.14%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP Moderate Index Strategy Fund	11.66%	5.46%	5.04%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Moderate Composite Index	15.48%	9.15%	8.43%
S&P 500 Index	24.56%	15.05%	12.86%

Fund Statistics

Net Assets	$358,935,146
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	42.7
Fixed Income Fund	40.2
International Equity Fund	17.1

AZL MVP Moderate Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822866 08/24

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$7	0.13%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	14.20%	7.99%	8.20%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Moderate Composite Index	15.48%	9.15%	8.43%
S&P 500 Index	24.56%	15.05%	12.86%

Fund Statistics

Net Assets	$1,140,535,736
Number of Portfolio Holdings	5
Portfolio Turnover Rate	-%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	81.2
Fixed Income Fund	18.8

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822841 08/24

(b)           Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)                 The Schedule of Investments in Securities of unaffiliated issuers is included as part of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)                Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AZL® Balanced Index Strategy Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® Balanced Index Strategy Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
Shares Value
Affiliated Investment Companies (100.3%):
Domestic Equity Funds (36.1%):
426,611 AZL Mid Cap Index Fund, Class 2 $ 9,603,023
4,601,264 AZL S&P 500 Index Fund, Class 2 106,749,332
547,814 AZL Small Cap Stock Index Fund, Class 2 6,628,554
122,980,909
Fixed Income Fund (50.3%):
17,572,342 AZL Enhanced Bond Index Fund 171,506,057
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (13.9%):
2,575,631 AZL International Index Fund, Class 2 $ 47,237,071
Total Affiliated Investment Companies (Cost $269,746,787) 341,724,037
Total Investment Securities
(Cost $269,746,787) — 100.3% 341,724,037
Net other assets (liabilities) — (0.3)% (1,103,342)
Net Assets — 100.0% $ 340,620,695

AZL Balanced Index Strategy Fund
4
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investments in affiliates, at cost $ 269,746,787
Investments in affiliates, at value $ 341,724,037
Receivable for affiliated investments sold 573,073
Prepaid expenses 716
Total Assets 342,297,826
Liabilities:
Cash overdraft 573,073
Payable for capital shares redeemed 1,079,886
Management fees payable 14,094
Administration fees payable 5,080
Custodian fees payable 1,002
Administrative and compliance services fees payable 11
Transfer agent fees payable 539
Trustee fees payable 210
Other accrued liabilities 3,236
Total Liabilities 1,677,131
Commitments and contingent liabilities^
Net Assets
$ 340,620,695
Net Assets Consist of:
Paid in capital $ 249,064,981
Total distributable earnings 91,555,714
Net Assets
$ 340,620,695
Shares of beneficial interest (unlimited number of shares authorized, no par value) 22,792,673
Net Asset Value (offering and redemption price per share)
*
$ 14.94
^ See Note 3 in Notes to the Financial Statements.
* Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
Investment Income:
Dividends from non-affiliates $ 355
Total Investment Income 355
Expenses:
Management fees 85,553
Administration fees 38,330
Custodian fees 4,874
Administrative and compliance services fees 2,476
Transfer agent fees 3,918
Trustee fees 8,696
Professional fees 10,901
Shareholder reports 2,073
Other expenses 2,330
Total expenses 159,151
Net Investment Income/(Loss)
(158,796)
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 9,843,788
Change in net unrealized appreciation/depreciation on affiliated underlying funds 6,099,672
Net realized and Change in net unrealized gains/losses on
investments
15,943,460
Change in Net Assets Resulting From Operations
$ 15,784,664

AZL Balanced Index Strategy Fund
5
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ (158,796) $ 4,927,795
Net realized gains/(losses) on investments 9,843,788 9,048,001
Change in unrealized appreciation/depreciation on investments 6,099,672 28,511,992
Change in net assets resulting from operations 15,784,664 42,487,788
Distributions to Shareholders:
Distributions — (27,030,919)
Change in net assets resulting from distributions to shareholders — (27,030,919)
Capital Transactions:
Proceeds from shares issued 1,383,779 6,724,552
Proceeds from dividends reinvested — 27,030,919
Value of shares redeemed (24,173,138) (44,668,426)
Change in net assets resulting from capital transactions (22,789,359) (10,912,955)
Change in net assets (7,004,695) 4,543,914
Net Assets:
Beginning of period 347,625,390 343,081,476
End of period $ 340,620,695 $ 347,625,390
Share Transactions:
Shares issued 96,191 470,754
Dividends reinvested — 2,095,420
Shares redeemed (1,658,525) (3,142,148)
Change in shares (1,562,334) (575,974)
Amounts shown as “—” are either $0 or round to less than $1.

AZL Balanced Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
6
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Net Asset Value, Beginning of Period
$14.28 $13.76 $17.96 $17.48 $16.46 $14.89
Investment Activities:
Net Investment Income/(Loss)(a) (0.01) 0.20  0.21  0.15  0.33  0.30
Net Realized and Unrealized Gains/(Losses)
on Investments 0.67  1.49  (2.97) 1.56  1.62  2.22
Total from Investment Activities 0.66  1.69  (2.76) 1.71  1.95  2.52
Distributions to Shareholders From:
Net Investment Income —  (0.27) (0.37) (0.34) (0.33) (0.38)
Net Realized Gains —  (0.90) (1.07) (0.89) (0.60) (0.57)
Total Dividends —  (1.17) (1.44) (1.23) (0.93) (0.95)
Net Asset Value, End of Period
$14.94 $14.28 $13.76 $17.96 $17.48 $16.46
Total Return
(b) 4.62%(c) 13.21% (15.10)% 10.04% 12.24% 17.24%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $340,621 $347,625 $343,081 $445,174 $417,253 $397,402
Net Investment Income/(Loss)(d) (0.09)% 1.43% 1.35% 0.85% 2.01% 1.87%
Expenses Before Reductions*(d)(e) 0.09% 0.09% 0.09% 0.08% 0.09% 0.09%
Expenses Net of Reductions*(d) 0.09% 0.09% 0.09% 0.08% 0.09% 0.09%
Portfolio Turnover Rate 7%(c) 5% 8% 13% 19% 5%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
7
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
8
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2024, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
Annual Rate Annual Expense Limit
AZL Balanced Index Strategy Fund 0.05% 0.20%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/24
Shares
as of
06/30/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 173,548,020 $ 3,931,660 $ (4,940,858) $ (955,836) $ (76,929) $ 171,506,057 17,572,342 $ — $ —
AZL International Index Fund,
Class 2 43,789,066 4,160,000 (3,114,098) 800,050 1,602,053 47,237,071 2,575,631 — —
AZL Mid Cap Index Fund, Class 2 26,067,425 5,546 (17,424,902) 5,418,986 (4,464,032) 9,603,023 426,611 — —
AZL S&P 500 Index Fund, Class 2 90,517,098 15,503,024 (13,370,100) 3,091,071 11,008,239 106,749,332 4,601,264 — —
AZL Small Cap Stock Index Fund,
Class 2 13,921,104 171,372 (6,983,780) 1,489,517 (1,969,659) 6,628,554 547,814 — —
$ 347,842,713 $ 23,771,602 $ (45,833,738) $ 9,843,788 $ 6,099,672
$ 341,724,037
25,723,662 $ — $ —

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
9
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager's fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund's investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2024, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the period ended June 30, 2024, the Fund did not directly invest in derivatives.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 341,724,037 $ — $ — $ 341,724,037
Total Investment Securities $341,724,037 $— $— $341,724,037
Purchases Sales
AZL Balanced Index Strategy Fund $23,771,602 $45,833,738

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
10
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $286,693,438. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $71,978,659
Unrealized (depreciation) (10,829,384)
Net unrealized appreciation/(depreciation) $61,149,275
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Balanced Index Strategy Fund $6,203,918 $20,827,001 $27,030,919
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Balanced Index Strategy Fund $4,927,776 $9,693,999 $— $61,149,275 $75,771,050
(a) The differences between book-basis and tax-basis unrealized appreciation /( depreciation) are attributable primarily to tax deferral of losses on wash sales.

SARRPT0624 08/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® DFA Multi-Strategy Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® DFA Multi-Strategy Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
Shares Value
Affiliated Investment Companies (100.1%):
Domestic Equity Fund (43.9%):
19,168,260 AZL DFA U.S. Core Equity Fund $ 303,050,186
Fixed Income Fund (40.1%):
28,368,935 AZL Enhanced Bond Index Fund 276,880,804
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (16.1%):
10,469,916 AZL DFA International Core Equity Fund $ 111,399,909
Total Affiliated Investment Companies (Cost $572,639,362) 691,330,899
Total Investment Securities
(Cost $572,639,362) — 100.1% 691,330,899
Net other assets (liabilities) — (0.1)% (434,769)
Net Assets — 100.0% $ 690,896,130

AZL DFA Multi-Strategy Fund
4
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investments in affiliates, at cost $ 572,639,362
Investments in affiliates, at value $ 691,330,899
Receivable for affiliated investments sold 131,405
Prepaid expenses 1,430
Total Assets 691,463,734
Liabilities:
Cash overdraft 131,406
Payable for capital shares redeemed 383,792
Management fees payable 28,477
Administration fees payable 7,855
Custodian fees payable 3,884
Administrative and compliance services fees payable 376
Transfer agent fees payable 840
Trustee fees payable 901
Other accrued liabilities 10,073
Total Liabilities 567,604
Commitments and contingent liabilities^
Net Assets
$ 690,896,130
Net Assets Consist of:
Paid in capital $ 582,266,647
Total distributable earnings 108,629,483
Net Assets
$ 690,896,130
Shares of beneficial interest (unlimited number of shares authorized, no par value) 54,840,466
Net Asset Value (offering and redemption price per share) $ 12.60
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 428,541
Dividends from non-affiliates 7
Total Investment Income 428,548
Expenses:
Management fees 174,614
Administration fees 39,904
Custodian fees 12,752
Administrative and compliance services fees 4,452
Transfer agent fees 4,121
Trustee fees 16,548
Professional fees 21,377
Shareholder reports 3,645
Other expenses 4,701
Total expenses 282,114
Net Investment Income/(Loss)
146,434
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds (2,379,199)
Net realized gains distributions from affiliated underlying funds 18,090,823
Change in net unrealized appreciation/depreciation on affiliated underlying funds 16,794,525
Net realized and Change in net unrealized gains/losses on
investments
32,506,149
Change in Net Assets Resulting From Operations
$ 32,652,583

AZL DFA Multi-Strategy Fund
5
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 146,434 $ 9,369,625
Net realized gains/(losses) on investments 15,711,624 (29,697,045)
Change in unrealized appreciation/depreciation on investments 16,794,525 109,232,505
Change in net assets resulting from operations 32,652,583 88,905,085
Distributions to Shareholders:
Distributions — (82,785,004)
Change in net assets resulting from distributions to shareholders — (82,785,004)
Capital Transactions:
Proceeds from shares issued 199,244 1,804,943
Proceeds from dividends reinvested — 82,785,004
Value of shares redeemed (60,470,970) (95,508,526)
Change in net assets resulting from capital transactions (60,271,726) (10,918,579)
Change in net assets (27,619,143) (4,798,498)
Net Assets:
Beginning of period 718,515,273 723,313,771
End of period $ 690,896,130 $ 718,515,273
Share Transactions:
Shares issued 16,301 158,191
Dividends reinvested — 7,658,187
Shares redeemed (4,929,801) (7,761,226)
Change in shares (4,913,500) 55,152
Amounts shown as “—” are either $0 or round to less than $1.

AZL DFA Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
6
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Net Asset Value, Beginning of Period
$12.02 $12.12 $15.44 $14.52 $14.36 $12.99
Investment Activities:
Net Investment Income/(Loss)(a) — (b) 0.16  0.29  0.08  0.22  0.38
Net Realized and Unrealized Gains/(Losses)
on Investments 0.58  1.27  (2.10) 1.89  1.20  1.73
Total from Investment Activities 0.58  1.43  (1.81) 1.97  1.42  2.11
Distributions to Shareholders From:
Net Investment Income —  (0.37) (0.16) (0.25) (0.45) (0.16)
Net Realized Gains —  (1.16) (1.35) (0.80) (0.81) (0.58)
Total Dividends —  (1.53) (1.51) (1.05) (1.26) (0.74)
Net Asset Value, End of Period
$12.60 $12.02 $12.12 $15.44 $14.52 $14.36
Total Return
(c) 4.83%(d) 13.22% (11.41)% 13.81% 10.64% 16.57%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $690,896 $718,515 $723,314 $937,644 $940,773 $983,277
Net Investment Income/(Loss)(e) 0.04% 1.31% 2.14% 0.50% 1.60% 2.74%
Expenses Before Reductions*(e)(f) 0.08% 0.08% 0.08% 0.07% 0.08% 0.07%
Expenses Net of Reductions*(e) 0.08% 0.08% 0.08% 0.07% 0.08% 0.07%
Portfolio Turnover Rate 13%(d) 44% 10% 6% 18% 6%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) Represents less than $0.005 .
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
7
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL DFA Multi-Strategy
Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
8
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2024, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
Annual Rate Annual Expense Limit
AZL DFA Multi-Strategy Fund 0.05% 0.20%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/24
Shares
as of
06/30/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL DFA International Core Equity
Fund $ 87,850,444 $ 30,600,000 $ (10,288,338) $ 703,422 $ 2,534,381 $ 111,399,909 10,469,916 $ — $ —
AZL DFA U.S. Core Equity Fund 274,015,735 33,360,442 (35,603,939) 7,260,047 24,017,901 303,050,186 19,168,260 — —
AZL DFA U.S. Small Cap Fund 72,497,188 18,519,364 (72,634,072) (10,522,502) (7,859,978) — — 428,541 18,090,823
AZL Enhanced Bond Index Fund 284,522,638 6,778,820 (12,702,709) 179,834 (1,897,779) 276,880,804 28,368,935 — —
$ 718,886,005 $ 89,258,626 $ (131,229,058) $ (2,379,199) $ 16,794,525
$ 691,330,899
58,007,111 $ 428,541 $ 18,090,823

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
9
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager's fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund's investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2024, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the period ended June 30, 2024, the Fund did not directly invest in derivatives.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 691,330,899 $ — $ — $ 691,330,899
Total Investment Securities $691,330,899 $— $— $691,330,899
Purchases Sales
AZL DFA Multi-Strategy Fund $89,258,626 $131,229,058

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
10
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $620,268,582. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2023, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $98,617,423
Unrealized (depreciation) —
Net unrealized appreciation/(depreciation) $98,617,423
Short-Term
Amount
Long-Term
Amount Total
AZL DFA Multi-Strategy Fund $ — $ 32,040,228 $ 32,040,228
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA Multi-Strategy Fund $19,999,004 $62,786,000 $82,785,004
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL DFA Multi-Strategy Fund $9,399,705 $— $(32,040,228) $98,617,423 $75,976,900
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

SARRPT0624 08/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Balanced Index Strategy Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® MVP Balanced Index Strategy Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Balanced Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
Shares Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (33.6%):
974,146 AZL Mid Cap Index Fund, Class 2 $ 21,928,021
9,551,831 AZL S&P 500 Index Fund, Class 2 221,602,471
1,242,749 AZL Small Cap Stock Index Fund, Class 2 15,037,267
258,567,759
Fixed Income Fund (47.7%):
37,609,626 AZL Enhanced Bond Index Fund 367,069,948
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (13.7%):
5,775,758 AZL International Index Fund, Class 2 $ 105,927,399
Total Affiliated Investment Companies (Cost $663,405,253) 731,565,106
Total Investment Securities
(Cost $663,405,253) — 95.0% 731,565,106
Net other assets (liabilities) — 5.0% 38,426,694
Net Assets — 100.0% $ 769,991,800
Futures Contracts
At June 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/20/24 69 $ 19,049,175 $ 64,919
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/24 175 19,247,266 240,480
$ 305,399

AZL MVP Balanced Index Strategy Fund
4
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investments in affiliates, at cost $ 663,405,253
Investments in affiliates, at value $ 731,565,106
Deposit at broker for futures contracts collateral 38,517,075
Interest and dividends receivable 133,098
Receivable for affiliated investments sold 838,084
Prepaid expenses 1,626
Total Assets 771,054,989
Liabilities:
Cash overdraft 707,185
Payable for capital shares redeemed 149,263
Payable for variation margin on futures contracts 130,899
Management fees payable 63,452
Administration fees payable 4,363
Custodian fees payable 2,017
Transfer agent fees payable 455
Trustee fees payable 348
Other accrued liabilities 5,207
Total Liabilities 1,063,189
Commitments and contingent liabilities^
Net Assets
$ 769,991,800
Net Assets Consist of:
Paid in capital $ 662,618,034
Total distributable earnings 107,373,766
Net Assets
$ 769,991,800
Shares of beneficial interest (unlimited number of shares authorized, no par value) 59,961,279
Net Asset Value (offering and redemption price per share) $ 12.84
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 907,365
Total Investment Income 907,365
Expenses:
Management fees 388,602
Administration fees 41,991
Custodian fees 12,640
Administrative and compliance services fees 5,707
Transfer agent fees 4,241
Trustee fees 19,510
Professional fees 24,178
Shareholder reports 4,368
Other expenses 5,474
Total expenses 506,711
Net Investment Income/(Loss)
400,654
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 17,309,389
Net realized gains/(losses) on futures contracts 1,982,954
Change in net unrealized appreciation/depreciation on affiliated underlying funds 16,309,456
Change in net unrealized appreciation/depreciation on futures contracts (459,471)
Net realized and Change in net unrealized gains/losses on
investments
35,142,328
Change in Net Assets Resulting From Operations
$ 35,542,982

AZL MVP Balanced Index Strategy Fund
5
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 400,654 $ 12,292,134
Net realized gains/(losses) on investments 19,292,343 29,065,455
Change in unrealized appreciation/depreciation on investments 15,849,985 45,861,248
Change in net assets resulting from operations 35,542,982 87,218,837
Distributions to Shareholders:
Distributions — (12,096,295)
Change in net assets resulting from distributions to shareholders — (12,096,295)
Capital Transactions:
Proceeds from shares issued 829,837 4,731,773
Proceeds from shares issued in merger — 579,651,043
Proceeds from dividends reinvested — 12,096,295
Value of shares redeemed (65,747,298) (112,489,130)
Change in net assets resulting from capital transactions (64,917,461) 483,989,981
Change in net assets (29,374,479) 559,112,523
Net Assets:
Beginning of period 799,366,279 240,253,756
End of period $ 769,991,800 $ 799,366,279
Share Transactions:
Shares issued 66,048 409,444
Shares issued in merger — 51,611,164
Dividends reinvested — 1,089,757
Shares redeemed (5,263,862) (9,686,070)
Change in shares (5,197,814) 43,424,295
Amounts shown as “—” are either $0 or round to less than $1.

AZL MVP Balanced Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
6
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Net Asset Value, Beginning of Period
$12.27 $11.05 $14.38 $14.04 $13.90 $12.37
Investment Activities:
Net Investment Income/(Loss)(a) 0.01  0.21  0.16  0.11  0.24  0.25
Net Realized and Unrealized Gains/(Losses)
on Investments 0.56  1.19  (2.34) 1.26  0.54  1.82
Total from Investment Activities 0.57  1.40  (2.18) 1.37  0.78  2.07
Distributions to Shareholders From:
Net Investment Income —  (0.06) (0.28) (0.26) (0.27) (0.29)
Net Realized Gains —  (0.12) (0.87) (0.77) (0.37) (0.25)
Total Dividends —  (0.18) (1.15) (1.03) (0.64) (0.54)
Net Asset Value, End of Period
$12.84 $12.27 $11.05 $14.38 $14.04 $13.90
Total Return
(b) 4.65%(c) 12.85% (14.87)% 10.02% 5.98% 16.92%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $769,992 $799,366 $240,254 $324,718 $320,488 $331,516
Net Investment Income/(Loss)(d) 0.10% 1.77% 1.30% 0.74% 1.82% 1.84%
Expenses Before Reductions*(d)(e) 0.13% 0.13% 0.14% 0.13% 0.14% 0.14%
Expenses Net of Reductions*(d) 0.13% 0.13% 0.14% 0.13% 0.14% 0.14%
Portfolio Turnover Rate 7%(c) 16% 7% 10% 13% 9%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
7
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced
Index Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
8
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the period ended June 30, 2024, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2024, the monthly average notional amount for long contracts was $38.8 million. There was no short contract activity during the period.
Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
64,919 –
Futures Contracts Receivable for variation margin on futures contracts* $64,919 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 240,480
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $240,480 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(2,278,861) 84,011
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 2,278,861 $ (84,011)
Interest Rate Risk
295,907 375,460
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(295,907) $(375,460)
Annual Rate Annual Expense Limit
AZL MVP Balanced Index Strategy Fund 0.10% 0.20%

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
9
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2024, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/24
Shares
as of
06/30/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 379,598,130 $ 3,031,837 $ (13,154,210) $ (1,770,317) $ (635,492) $ 367,069,948 37,609,626 $ — $ —
AZL International Index Fund,
Class 2 100,669,805 9,890,000 (10,137,419) 1,855,904 3,649,109 105,927,399 5,775,758 — —
AZL Mid Cap Index Fund, Class 2 59,781,515 180,866 (40,361,028) 5,028,151 (2,701,483) 21,928,021 974,146 — —
AZL S&P 500 Index Fund, Class 2 188,108,697 35,560,000 (31,364,013) 12,072,855 17,224,932 221,602,471 9,551,831 — —
AZL Small Cap Stock Index Fund,
Class 2 31,988,605 — (15,846,524) 122,796 (1,227,610) 15,037,267 1,242,749 — —
$ 760,146,752 $ 48,662,703 $ (110,863,194) $ 17,309,389 $ 16,309,456
$ 731,565,106
55,154,110 $ — $ —

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
10
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2024, cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 731,565,106 $ — $ — $ 731,565,106
Total Investment Securities 731,565,106 — — 731,565,106
Other Financial Instruments:
*
Futures Contracts 305,399 — — 305,399
Total Investments $731,870,505 $— $— $731,870,505
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Balanced Index Strategy Fund $48,662,703 $110,863,194

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
11
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $713,215,288. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL MVP Fusion Balanced Fund (“MVP Fusion Balanced Fund”), an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 67,346,809 shares of the MVP Fusion Balanced Fund outstanding as of close of business March 10, 2023, valued at $579,651,043 for 51,611,164 shares of the Fund.
At the close of business March 10, 2023, the MVP Fusion Balanced Fund’s investment holdings had a fair value of $553,582,576 and identified cost of $550,296,722. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the
MVP Fusion Balanced Fund and the Fund directly in connection with the Plan were borne by the Manager. There were no material differences in accounting policies of the MVP Fusion
Balanced Fund as compared to those of the Fund.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $51,599,294
Unrealized (depreciation) (4,660,161)
Net unrealized appreciation/(depreciation) $46,939,133
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Balanced Index Strategy Fund $4,448,886 $7,647,409 $12,096,295
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP Balanced Index Strategy Fund $30,190,953 $13,117,356 $— $46,939,133 $90,247,442
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

SARRPT0624 08/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP DFA Multi-Strategy Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® MVP DFA Multi-Strategy Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP DFA Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
Shares Value
Affiliated Investment Companies (95.0%):
Domestic Equity Fund (40.8%):
34,985,147 AZL DFA U.S. Core Equity Fund $ 553,115,176
Fixed Income Fund (38.1%):
52,872,764 AZL Enhanced Bond Index Fund 516,038,176
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (16.1%):
20,472,276 AZL DFA International Core Equity Fund $ 217,825,012
Total Affiliated Investment Companies (Cost $1,155,628,093) 1,286,978,364
Total Investment Securities
(Cost $1,155,628,093) — 95.0% 1,286,978,364
Net other assets (liabilities) — 5.0% 67,344,277
Net Assets — 100.0% $ 1,354,322,641
Futures Contracts
At June 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/20/24 146 $ 40,306,950 $ 137,364
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/24 246 27,056,156 338,566
$ 475,930

AZL MVP DFA Multi-Strategy Fund
4
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investments in affiliates, at cost $ 1,155,628,093
Investments in affiliates, at value $ 1,286,978,364
Deposit at broker for futures contracts collateral 67,681,586
Interest and dividends receivable 233,896
Receivable for affiliated investments sold 680,225
Receivable for variation margin on futures contracts 1,923
Prepaid expenses 2,847
Total Assets 1,355,578,841
Liabilities:
Cash overdraft 680,225
Payable for capital shares redeemed 420,787
Management fees payable 111,533
Administration fees payable 8,273
Custodian fees payable 7,844
Administrative and compliance services fees payable 1,782
Transfer agent fees payable 846
Trustee fees payable 3,838
Other accrued liabilities 21,072
Total Liabilities 1,256,200
Commitments and contingent liabilities^
Net Assets
$ 1,354,322,641
Net Assets Consist of:
Paid in capital $ 1,139,919,330
Total distributable earnings 214,403,311
Net Assets
$ 1,354,322,641
Shares of beneficial interest (unlimited number of shares authorized, no par value) 116,005,245
Net Asset Value (offering and redemption price per share) $ 11.67
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 1,597,223
Dividends from affiliates 841,637
Total Investment Income 2,438,860
Expenses:
Management fees 1,372,439
Administration fees 42,351
Custodian fees 25,899
Administrative and compliance services fees 7,029
Transfer agent fees 4,206
Trustee fees 29,122
Professional fees 39,500
Shareholder reports 5,903
Other expenses 8,462
Total expenses before reductions 1,534,911
Less Management fees contractually waived (686,211)
Net expenses 848,700
Net Investment Income/(Loss)
1,590,160
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds (10,894,654)
Net realized gains distributions from affiliated underlying funds 35,577,624
Net realized gains/(losses) on futures contracts 5,496,782
Change in net unrealized appreciation/depreciation on affiliated underlying funds 34,858,441
Change in net unrealized appreciation/depreciation on futures contracts (1,778,640)
Net realized and Change in net unrealized gains/losses on
investments
63,259,553
Change in Net Assets Resulting From Operations
$ 64,849,713

AZL MVP DFA Multi-Strategy Fund
5
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 1,590,160 $ 15,764,044
Net realized gains/(losses) on investments 30,179,752 40,709,759
Change in unrealized appreciation/depreciation on investments 33,079,801 99,255,205
Change in net assets resulting from operations 64,849,713 155,729,008
Distributions to Shareholders:
Distributions — (2,915,434)
Change in net assets resulting from distributions to shareholders — (2,915,434)
Capital Transactions:
Proceeds from shares issued 283,830 6,751,576
Proceeds from shares issued in merger — 1,340,915,610
Proceeds from dividends reinvested — 2,915,434
Value of shares redeemed (124,614,972) (168,014,722)
Change in net assets resulting from capital transactions (124,331,142) 1,182,567,898
Change in net assets (59,481,429) 1,335,381,472
Net Assets:
Beginning of period 1,413,804,070 78,422,598
End of period $ 1,354,322,641 $ 1,413,804,070
Share Transactions:
Shares issued 24,659 665,897
Shares issued in merger — 134,212,030
Dividends reinvested — 290,961
Shares redeemed (10,966,679) (16,206,663)
Change in shares (10,942,020) 118,962,225
Amounts shown as “—” are either $0 or round to less than $1.

AZL MVP DFA Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
6
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Net Asset Value, Beginning of Period
$11.14 $9.82 $12.21 $11.58 $12.03 $10.65
Investment Activities:
Net Investment Income/(Loss)(a) 0.01  0.14  0.23  0.05  0.16  0.31
Net Realized and Unrealized Gains/(Losses)
on Investments 0.52  1.21  (1.69) 1.51  0.22  1.36
Total from Investment Activities 0.53  1.35  (1.46) 1.56  0.38  1.67
Distributions to Shareholders From:
Net Investment Income —  (0.02) (0.11) (0.17) (0.34) (0.11)
Net Realized Gains —  (0.01) (0.82) (0.76) (0.49) (0.18)
Total Dividends —  (0.03) (0.93) (0.93) (0.83) (0.29)
Net Asset Value, End of Period
$11.67 $11.14 $9.82 $12.21 $11.58 $12.03
Total Return
(b) 4.76%(c) 13.69% (11.76)% 13.74% 3.77% 15.81%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $1,354,323 $1,413,804 $78,423 $99,979 $90,668 $95,959
Net Investment Income/(Loss)(d) 0.23% 1.38% 2.10% 0.42% 1.44% 2.71%
Expenses Before Reductions*(d)(e) 0.22% 0.23% 0.30% 0.29% 0.30% 0.29%
Expenses Net of Reductions*(d) 0.12% 0.13% 0.15% 0.15% 0.15% 0.15%
Portfolio Turnover Rate 13%(c) 18% 11% 13% 18% 10%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
7
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP DFA Multi-
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
8
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the period ended June 30, 2024, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2024, the monthly average notional amount for long contracts was $68.5 million. There was no short contract activity during the period.
Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.10% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
137,364 –
Futures Contracts Receivable for variation margin on futures contracts* $137,364 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 338,566
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $338,566 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(5,909,357) 1,246,273
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 5,909,35 8 $ (1,246,273)
Interest Rate Risk
412,576 532,367
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(412,576) $(532,367)
Annual Rate* Annual Expense Limit
AZL MVP DFA Multi-Strategy Fund 0.2 0% 0.15%

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
9
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/ reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2024, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/24
Shares
as of
06/30/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL DFA International Core Equity
Fund $ 172,336,936 $ 60,000,000 $ (20,932,222) $ 1,614,244 $ 4,806,054 $ 217,825,012 20,472,276 $ — $ —
AZL DFA U.S. Core Equity Fund 496,376,149 66,745,784 (66,989,467) 12,020,139 44,962,571 553,115,176 34,985,147 — —
AZL DFA U.S. Small Cap Fund 142,122,745 36,419,262 (142,400,384) (24,363,215) (11,778,408) — — 841,637 35,577,624
AZL Enhanced Bond Index Fund 533,362,197 11,292,958 (25,319,381) (165,822) (3,131,776) 516,038,176 52,872,764 — —
$ 1,344,198,027 $ 174,458,004 $ (255,641,454) $ (10,894,654) $ 34,858,441
$ 1,286,978,364
108,330,187 $ 841,637 $ 35,577,624

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
10
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2024, cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,286,978,364 $ — $ — $ 1,286,978,364
Total Investment Securities 1,286,978,364 — — 1,286,978,364
Other Financial Instruments:
*
Futures Contracts 475,930 — — 475,930
Total Investments $1,287,454,294 $— $— $1,287,454,294
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP DFA Multi-Strategy Fund $174,458,004 $255,641,454

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
11
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $1,248,316,171. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund. As of June 30, 2024 the Fund had a controlling interest (in excess of 50%) in the AZL DFA U.S. Core Equity
Fund and the AZL DFA International Core Equity Fund, which are each affiliated with the Manager.
9. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL MVP Fusion Moderate Fund (“MVP Fusion Moderate Fund”), an open-
end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 157,277,879 shares of the MVP Fusion Moderate Fund outstanding as of close of business March 10, 2023, valued at $1,340,915,610 for 134,212,030 shares of the
Fund.
At the close of business March 10, 2023, the MVP Fusion Moderate Fund’s investment holdings had a fair value of $1,281,321,873 and identified cost of $1,287,826,325. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the MVP Fusion Moderate Fund and the Fund directly in connection with the Plan were borne by the Manager. There were no material differences in accounting policies of the
MVP Fusion Moderate Fund as compared to those of the Fund.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $95,881,856
Unrealized (depreciation) —
Net unrealized appreciation/(depreciation) $95,881,856
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP DFA Multi-Strategy Fund $2,117,611 $797,823 $2,915,434
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP DFA Multi-Strategy Fund $29,502,868 $28,673,836 $— $95,881,856 $154,058,560
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

SARRPT0624 08/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Fidelity Institutional Asset Management
Multi-Strategy Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP FIAM Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
Shares Value
Affiliated Investment Company (95.1%):
Balanced Funds (95.1%):
20,359,961 AZL Fidelity Institutional Asset Management Multi-
Strategy Fund, Class 2 $ 299,902,227
Total Affiliated Investment Company (Cost $250,521,769) 299,902,227
Total Investment Securities
(Cost $250,521,769) — 95.1% 299,902,227
Net other assets (liabilities) — 4.9% 15,494,294
Net Assets — 100.0% $ 315,396,521
Futures Contracts
At June 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/20/24 22 $ 6,073,650 $ 20,699
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/24 86 9,458,656 116,988
$ 137,687

AZL MVP FIAM Multi-Strategy Fund
4
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investments in affiliates, at cost $ 250,521,769
Investments in affiliates, at value $ 299,902,227
Deposit at broker for futures contracts collateral 15,803,885
Interest and dividends receivable 54,361
Receivable for affiliated investments sold 144,522
Prepaid expenses 672
Total Assets 315,905,667
Liabilities:
Cash overdraft 144,522
Payable for capital shares redeemed 335,908
Management fees payable 25,923
Administration fees payable 1,376
Custodian fees payable 499
Transfer agent fees payable 141
Trustee fees payable 47
Other accrued liabilities 730
Total Liabilities 509,146
Commitments and contingent liabilities^
Net Assets
$ 315,396,521
Net Assets Consist of:
Paid in capital $ 268,257,071
Total distributable earnings 47,139,450
Net Assets
$ 315,396,521
Shares of beneficial interest (unlimited number of shares authorized, no par value) 24,310,055
Net Asset Value (offering and redemption price per share) $ 12.97
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 357,439
Dividends from non-affiliates 186
Total Investment Income 357,625
Expenses:
Management fees 159,528
Administration fees 36,707
Custodian fees 8,625
Administrative and compliance services fees 2,485
Transfer agent fees 3,619
Trustee fees 8,072
Professional fees 9,736
Shareholder reports 2,212
Other expenses 2,199
Total expenses 233,183
Net Investment Income/(Loss)
124,442
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 3,777,628
Net realized gains/(losses) on futures contracts 527,287
Change in net unrealized appreciation/depreciation on affiliated underlying funds 14,554,998
Change in net unrealized appreciation/depreciation on futures contracts (163,083)
Net realized and Change in net unrealized gains/losses on
investments
18,696,830
Change in Net Assets Resulting From Operations
$ 18,821,272

AZL MVP FIAM Multi-Strategy Fund
5
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 124,442 $ 5,329,878
Net realized gains/(losses) on investments 4,304,915 (143,550)
Change in unrealized appreciation/depreciation on investments 14,391,915 33,097,849
Change in net assets resulting from operations 18,821,272 38,284,177
Distributions to Shareholders:
Distributions — (4,941,197)
Change in net assets resulting from distributions to shareholders — (4,941,197)
Capital Transactions:
Proceeds from shares issued 1,411,262 9,474,749
Proceeds from shares issued in merger — 165,908,114
Proceeds from dividends reinvested — 4,941,197
Value of shares redeemed (34,767,689) (66,117,969)
Change in net assets resulting from capital transactions (33,356,427) 114,206,091
Change in net assets (14,535,155) 147,549,071
Net Assets:
Beginning of period 329,931,676 182,382,605
End of period $ 315,396,521 $ 329,931,676
Share Transactions:
Shares issued 111,073 828,026
Shares issued in merger — 14,877,903
Dividends reinvested — 441,178
Shares redeemed (2,773,410) (5,712,574)
Change in shares (2,662,337) 10,434,533
Amounts shown as “—” are either $0 or round to less than $1.

AZL MVP FIAM Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
6
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Net Asset Value, Beginning of Period
$12.23 $11.03 $13.55 $13.00 $12.47 $11.17
Investment Activities:
Net Investment Income/(Loss)(a) — (b) 0.20  0.10  0.05  0.27  0.27
Net Realized and Unrealized Gains/(Losses)
on Investments 0.74  1.18  (1.98) 1.36  0.61  1.52
Total from Investment Activities 0.74  1.38  (1.88) 1.41  0.88  1.79
Distributions to Shareholders From:
Net Investment Income —  (0.18) (0.09) (0.36) (0.35) (0.49)
Net Realized Gains —  —  (0.55) (0.50) —  —
Total Dividends —  (0.18) (0.64) (0.86) (0.35) (0.49)
Net Asset Value, End of Period
$12.97 $12.23 $11.03 $13.55 $13.00 $12.47
Total Return
(c) 6.05%(d) 12.63% (13.81)% 11.07% 7.16% 16.25%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $315,397 $329,932 $182,383 $243,789 $254,918 $265,363
Net Investment Income/(Loss)(e) 0.08% 1.73% 0.81% 0.35% 2.19% 2.24%
Expenses Before Reductions*(e)(f) 0.15% 0.15% 0.15% 0.14% 0.15% 0.14%
Expenses Net of Reductions*(e) 0.15% 0.15% 0.15% 0.14% 0.15% 0.14%
Portfolio Turnover Rate — (d) 21% 8% 3% 6% 7%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) Represents less than $0.005 .
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP FIAM Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
7
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP FIAM Multi-
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP FIAM Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
8
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the period ended June 30, 2024, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2024, the monthly average notional amount for long contracts was $15.3 million. There was no short contract activity during the period.
Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
20,699 –
Futures Contracts Receivable for variation margin on futures contracts* $20,699 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 116,988
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $116,988 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(678,559) 3,518
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 678,559 $ (3,518)
Interest Rate Risk
151,272 159,565
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(151,272) $(159,565)
Annual Rate Annual Expense Limit
AZL MVP FIAM Multi-Strategy Fund 0.10% 0.15%

AZL MVP FIAM Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
9
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/ reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2024, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/24
Shares
as of
06/30/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Fidelity Institutional Asset
Management Multi-Strategy
Fund, Class 2 $ 315,196,873 $ 195,630 $ (33,822,902) $ 3,777,628 $ 14,554,998 $ 299,902,227 20,359,961 $ — $ —

AZL MVP FIAM Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
10
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2024, cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Company $ 299,902,227 $ — $ — $ 299,902,227
Total Investment Securities 299,902,227 — — 299,902,227
Other Financial Instruments:
*
Futures Contracts 137,687 — — 137,687
Total Investments $300,039,914 $— $— $300,039,914
*
Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP FIAM Multi-Strategy Fund $195,630 $33,822,902

AZL MVP FIAM Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
11
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $283,978,278. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2023, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL MVP Fusion Conservative Fund (“MVP Fusion Conservative Fund”), an
open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 17,761,854 shares of the MVP Fusion Conservative Fund outstanding as of close of business March 10, 2023, valued at $165,908,114 for 14,877,903 shares of the Fund.
At the close of business March 10, 2023, the MVP Fusion Conservative Fund’s investment holdings had a fair value of $157,511,590 and identified cost of $157,511,590. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the
MVP Fusion Conservative Fund and the Fund directly in connection with the Plan were borne by the Manager. There were no material differences in accounting policies of the MVP
Fusion Conservative Fund as compared to those of the Fund.
Unrealized appreciation $31,218,595
Unrealized (depreciation) —
Net unrealized appreciation/(depreciation) $31,218,595
Short-Term
Amount
Long-Term
Amount Total
AZL MVP FIAM Multi-Strategy Fund $2,368,979 $— $2,368,979
During the year ended December 31, 2023, the Fund utilized $2,042,274 in CLCFs to offset capital gains.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP FIAM Multi-Strategy Fund $4,941,197 $— $4,941,197
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP FIAM Multi-Strategy Fund $5,329,857 $— $(2,368,979) $31,218,595 $34,179,473
(a) The differences between book-basis and tax-basis unrealized appreciation /( depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

AZL MVP FIAM Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
12
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

SARRPT0624 08/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Global Balanced Index Strategy Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® MVP Global Balanced Index Strategy Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Global Balanced Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
Shares Value
Common Stocks (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
145,123 Grand Rounds, Inc., Series C*(a)(b) $ 126,257
Paper & Forest Products (0.0%
†
):
386,370 Quintis Pty, Ltd.*(a)(b) 3
Total Common Stocks (Cost $653,277) 126,260
Private Placements (0.1%):
Household Durables (0.0%
†
):
23,389 Jawbone, 0.00%(a)(b) —
Software (0.1%):
5,547 Lookout, Inc., 0.00%(a)(b) 5,769
63,925 Lookout, Inc., Series F, Preferred Shares, 0.00%(a)
(b) 131,046
136,815
Total Private Placements (Cost $485,378) 136,815
Principal Amount
Convertible Bond (0.0%
†
):
Food Products (0.0%
†
):
$ 400,000 REI Agro, Ltd., Registered Shares, 5.50%,
11/13/14(a)(b)(c) —
Total Convertible Bond (Cost $—) —
Principal Amount Value
Corporate Bonds (0.0%
†
):
Paper & Forest Products (0.0%
†
):
$ 52,331 Quintis Australia Pty, Ltd., 7.50%, 10/1/26, Callable
8/2/24 @ 101.88(a)(b) $ 7,980
730,672 Quintis Australia Pty, Ltd., 0.00%, 10/1/28, Callable
8/2/24 @ 100(a)(b) —
Total Corporate Bonds (Cost $783,003) 7,980
Shares
Affiliated Investment Companies (95.0%):
Fixed Income Fund (47.4%):
23,527,607 AZL Enhanced Bond Index Fund 229,629,440
International Equity Fund (47.6%):
13,615,601 AZL MSCI Global Equity Index Fund, Class 2 231,056,755
Total Affiliated Investment Companies (Cost $404,200,164) 460,686,195
Total Investment Securities
(Cost $406,121,822) — 95.1% 460,957,250
Net other assets (liabilities) — 4.9% 23,907,564
Net Assets — 100.0% $ 484,864,814
† Represents less than 0.05%.
* Non-income producing security.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of June 30, 2024.
(c) Defaulted bond.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At June 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/20/24 43 $ 11,871,225 $ 40,457
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/24 110 12,098,281 150,378
$ 190,835

AZL MVP Global Balanced Index Strategy Fund
4
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investments in affiliates, at cost $ 404,200,164
Investments in non-affiliates, at cost 1,921,658
Investments in affiliates, at value $ 460,686,195
Investments in non-affiliates, at value 271,055
Deposit at broker for futures contracts collateral 24,262,111
Interest and dividends receivable 84,625
Receivable for investments sold 230,685
Prepaid expenses 1,049
Reclaims receivable 34,110
Total Assets 485,569,830
Liabilities:
Cash overdraft 230,685
Payable for capital shares redeemed 415,648
Management fees payable 39,904
Administration fees payable 7,045
Custodian fees payable 3,169
Administrative and compliance services fees payable 316
Transfer agent fees payable 714
Trustee fees payable 716
Other accrued liabilities 6,819
Total Liabilities 705,016
Commitments and contingent liabilities^
Net Assets
$ 484,864,814
Net Assets Consist of:
Paid in capital $ 460,167,877
Total distributable earnings 24,696,937
Net Assets
$ 484,864,814
Shares of beneficial interest (unlimited number of shares authorized, no par value) 44,713,532
Net Asset Value (offering and redemption price per share) $ 10.84
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 573,417
Dividends from non-affiliates 43
Total Investment Income 573,460
Expenses:
Management fees 245,630
Administration fees 40,016
Custodian fees 11,613
Administrative and compliance services fees 2,961
Transfer agent fees 3,918
Trustee fees 11,277
Professional fees 14,758
Shareholder reports 3,176
Other expenses 3,241
Total expenses 336,590
Net Investment Income/(Loss)
236,870
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 28,468
Net realized gains/(losses) on affiliated underlying funds 4,701,089
Net realized gains/(losses) on futures contracts 1,571,940
Change in net unrealized appreciation/depreciation on securities and foreign currencies (208,751)
Change in net unrealized appreciation/depreciation on affiliated underlying funds 19,924,574
Change in net unrealized appreciation/depreciation on futures contracts (612,801)
Net realized and Change in net unrealized gains/losses on
investments
25,404,519
Change in Net Assets Resulting From Operations
$ 25,641,389

AZL MVP Global Balanced Index Strategy Fund
5
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 236,870 $ 7,374,754
Net realized gains/(losses) on investments 6,301,497 1,662,612
Change in unrealized appreciation/depreciation on investments 19,103,022 57,065,550
Change in net assets resulting from operations 25,641,389 66,102,916
Distributions to Shareholders:
Distributions — (20,387,500)
Change in net assets resulting from distributions to shareholders — (20,387,500)
Capital Transactions:
Proceeds from shares issued 76,751 512,058
Proceeds from dividends reinvested — 20,387,500
Value of shares redeemed (47,279,916) (78,067,295)
Change in net assets resulting from capital transactions (47,203,165) (57,167,737)
Change in net assets (21,561,776) (11,452,321)
Net Assets:
Beginning of period 506,426,590 517,878,911
End of period $ 484,864,814 $ 506,426,590
Share Transactions:
Shares issued 7,234 51,282
Dividends reinvested — 2,185,155
Shares redeemed (4,493,821) (7,886,963)
Change in shares (4,486,587) (5,650,526)
Amounts shown as “—” are either $0 or round to less than $1.

AZL MVP Global Balanced Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
6
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019†
(Unaudited)
Net Asset Value, Beginning of Period
$10.29 $9.44 $12.31 $12.31 $12.99 $11.62
Investment Activities:
Net Investment Income/(Loss)(a) 0.01  0.14  0.12  0.08  0.19  0.18
Net Realized and Unrealized Gains/
(Losses) on Investments 0.54  1.12  (2.12) 0.89  0.73  1.68
Total from Investment Activities 0.55  1.26  (2.00) 0.97  0.92  1.86
Distributions to Shareholders From:
Net Investment Income —  (0.41) (0.32) (0.20) (1.22) (0.23)
Net Realized Gains —  —  (0.55) (0.77) (0.38) (0.26)
Total Dividends —  (0.41) (0.87) (0.97) (1.60) (0.49)
Net Asset Value, End of Period
$10.84 $10.29 $9.44 $12.31 $12.31 $12.99
Total Return
(b) 5.34%(c) 13.85% (16.09)% 8.05% 7.81% 16.20%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $484,865 $506,427 $517,879 $691,209 $716,925 $763,705
Net Investment Income/(Loss)(d) 0.10% 1.44% 1.18% 0.61% 1.49% 1.40%
Expenses Before Reductions*(d)(e) 0.14% 0.14% 0.13% 0.13% 0.13% 0.66%
Expenses Net of Reductions*(d) 0.14% 0.14% 0.13% 0.13% 0.13% 0.66%
Portfolio Turnover Rate — (c) 6% 5% 5% 9% 103%(f)
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
† The amounts shown, where applicable, are consolidated through December 6, 2019. (Prior to December 6, 2019, the Fund primarily invested in shares of a wholly-owned and controlled subsidiary of the Fund.)
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover increased significantly during the year due to a change in investment strategy of the Fund.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
7
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Global
Balanced Index Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Private Placements
The Fund may invest in private placement securities which are securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors, such as the Fund, who agree that they are purchasing the securities for investment and not with a view to public distribution. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
8
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the period ended June 30, 2024, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2024, the monthly average notional amount for long contracts was $24.4 million. There was no short contract activity during the period.
Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
40,457 –
Futures Contracts Receivable for variation margin on futures contracts* $40,457 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 150,378
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $150,378 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(1,755,269) 373,280
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 1,755,269 $ (373,280)
Interest Rate Risk
183,329 239,521
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(183,329) $(239,521)

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
9
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2024, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Annual Rate Annual Expense Limit
AZL MVP Global Balanced Index Strategy Fund 0.10% 0.15%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/24
Shares
as of
06/30/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 240,085,173 $ — $ (8,886,227) $ (1,428,809) $ (140,697) $ 229,629,440 23,527,607 $ — $ —
AZL MSCI Global Equity Index Fund,
Class 2 240,613,096 — (35,751,510) 6,129,898 20,065,271 231,056,755 13,615,601 — —
$ 480,698,269 $ — $ (44,637,737) $ 4,701,089 $ 19,924,574
$ 460,686,195
37,143,208 $ — $ —

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
10
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as
Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2024, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the 1933 Act or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2024 are identified below.
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ — $ — $ 126,260 $ 126,260
Private Placements — — 136,815 136,815
Convertible Bond — — —
#
—
Corporate Bonds
+
— — 7,980 7,980
Affiliated Investment Companies 460,686,195 — — 460,686,195
Total Investment Securities 460,686,195 — 271,055 460,957,250
Other Financial Instruments:
*
Futures Contracts 190,835 — — 190,835
Total Investments $460,877,030 $— $271,055 $461,148,085
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at June 30, 2024.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Global Balanced Index Strategy Fund $– $44,637,737

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
11
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount
Value
Percentage of Net
Assets
Grand Rounds, Inc. Series C
3/31/15
$ 399,608
145,123
$ 126,257
0.03%
Jawbone
1/24/17
–
23,389
–
0.00%
Lookout, Inc., Series F, Preferred Shares
9/19/14
481,994
63,925
131,046
0.03%
Lookout, Inc.
3/4/15
3,384
5,547
5,769
0.00%
Quintis Australia Pty, Ltd. 7.50% , 10/1/26 , Callable 2/5/24 @
101.88
10/25/18
52,331
52,331
7,980
0.00%
Quintis Australia Pty, Ltd. 10/1/28 , Callable 2/5/24 @ 100.00
10/25/18
730,672
730,672
–
0.00%
Quintis Pty, Ltd.
10/25/18
253,669
386,370
3
0.00%
REI Agro, Ltd., Registered Shares , 5.50% , 11/13/14
2/7/12
–
400,000
–
0.00%
7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
8. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
(a) Acquisition date represents the initial purchase date of the security.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
12
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $448,512,299. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2023, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund. As of June 30, 2024, the Fund had a controlling interest (in excess of 50%) in the AZL MSCI Global Equity Index
Fund, which is affiliated with the Manager.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $62,274,625
Unrealized (depreciation) (29,609,900)
Net unrealized appreciation/(depreciation) $32,664,725
Short-Term
Amount
Long-Term
Amount Total
AZL MVP Global Balanced Index Strategy Fund $ — $ 15,607,753 $ 15,607,753
During the year ended December 31, 2023, the Fund utilized $3,113,985 in CLCFs to offset capital gains.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Global Balanced Index Strategy Fund $20,387,500 $— $20,387,500
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP Global Balanced Index Strategy Fund $7,719,718 $— $(15,607,753) $32,664,276 $24,776,241
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-
market of futures contracts and straddles.

SARRPT0624 08/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Growth Index Strategy Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® MVP Growth Index Strategy Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Growth Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (50.5%):
3,658,711 AZL Mid Cap Index Fund, Class 2 $ 82,357,589
36,538,106 AZL S&P 500 Index Fund, Class 2 847,684,065
4,758,531 AZL Small Cap Stock Index Fund, Class 2 57,578,231
987,619,885
Fixed Income Fund (23.8%):
47,757,337 AZL Enhanced Bond Index Fund 466,111,606
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (20.8%):
22,132,167 AZL International Index Fund, Class 2 $ 405,903,944
Total Affiliated Investment Companies (Cost $1,411,490,290) 1,859,635,435
Total Investment Securities
(Cost $1,411,490,290) — 95.1% 1,859,635,435
Net other assets (liabilities) — 4.9% 96,534,844
Net Assets — 100.0% $ 1,956,170,279
Futures Contracts
At June 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/20/24 265 $ 73,159,875 $ 249,325
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/24 222 24,416,531 305,106
$ 554,431

AZL MVP Growth Index Strategy Fund
4
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investments in affiliates, at cost $ 1,411,490,290
Investments in affiliates, at value $ 1,859,635,435
Deposit at broker for futures contracts collateral 97,790,536
Interest and dividends receivable 338,213
Receivable for affiliated investments sold 1,893,888
Prepaid expenses 4,030
Total Assets 1,959,662,102
Liabilities:
Cash overdraft 1,508,914
Payable for capital shares redeemed 1,369,415
Payable for variation margin on futures contracts 382,599
Management fees payable 160,899
Administration fees payable 11,150
Custodian fees payable 14,459
Administrative and compliance services fees payable 2,473
Transfer agent fees payable 1,167
Trustee fees payable 5,478
Other accrued liabilities 35,269
Total Liabilities 3,491,823
Commitments and contingent liabilities^
Net Assets
$ 1,956,170,279
Net Assets Consist of:
Paid in capital $ 1,568,039,593
Total distributable earnings 388,130,686
Net Assets
$ 1,956,170,279
Shares of beneficial interest (unlimited number of shares authorized, no par value) 129,959,445
Net Asset Value (offering and redemption price per share) $ 15.05
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 2,275,170
Dividends from non-affiliates 449
Total Investment Income 2,275,619
Expenses:
Management fees 981,483
Administration fees 46,658
Custodian fees 39,302
Administrative and compliance services fees 11,156
Transfer agent fees 4,759
Trustee fees 44,176
Professional fees 58,732
Shareholder reports 8,029
Other expenses 12,694
Total expenses 1,206,989
Net Investment Income/(Loss)
1,068,630
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 51,790,325
Net realized gains/(losses) on futures contracts 10,150,285
Change in net unrealized appreciation/depreciation on affiliated underlying funds 82,229,189
Change in net unrealized appreciation/depreciation on futures contracts (2,665,888)
Net realized and Change in net unrealized gains/losses on
investments
141,503,911
Change in Net Assets Resulting From Operations
$ 142,572,541

AZL MVP Growth Index Strategy Fund
5
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 1,068,630 $ 29,651,237
Net realized gains/(losses) on investments 61,940,610 70,356,646
Change in unrealized appreciation/depreciation on investments 79,563,301 207,303,551
Change in net assets resulting from operations 142,572,541 307,311,434
Distributions to Shareholders:
Distributions — (76,260,325)
Change in net assets resulting from distributions to shareholders — (76,260,325)
Capital Transactions:
Proceeds from shares issued 3,534,101 3,930,389
Proceeds from dividends reinvested — 76,260,325
Value of shares redeemed (189,763,959) (293,901,444)
Change in net assets resulting from capital transactions (186,229,858) (213,710,730)
Change in net assets (43,657,317) 17,340,379
Net Assets:
Beginning of period 1,999,827,596 1,982,487,217
End of period $ 1,956,170,279 $ 1,999,827,596
Share Transactions:
Shares issued 236,487 296,153
Dividends reinvested — 6,095,949
Shares redeemed (13,102,921) (22,166,575)
Change in shares (12,866,434) (15,774,473)
Amounts shown as “—” are either $0 or round to less than $1.

AZL MVP Growth Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
6
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Net Asset Value, Beginning of Period
$14.00 $12.50 $16.66 $15.77 $16.02 $13.99
Investment Activities:
Net Investment Income/(Loss)(a) 0.01  0.20  0.19  0.14  0.26  0.26
Net Realized and Unrealized Gains/(Losses)
on Investments 1.04  1.84  (2.76) 2.36  0.42  2.55
Total from Investment Activities 1.05  2.04  (2.57) 2.50  0.68  2.81
Distributions to Shareholders From:
Net Investment Income —  (0.27) (0.26) (0.30) (0.29) (0.35)
Net Realized Gains —  (0.27) (1.33) (1.31) (0.64) (0.43)
Total Dividends —  (0.54) (1.59) (1.61) (0.93) (0.78)
Net Asset Value, End of Period
$15.05 $14.00 $12.50 $16.66 $15.77 $16.02
Total Return
(b) 7.50%(c) 16.81% (15.10)% 16.40% 4.73% 20.52%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $1,956,170 $1,999,828 $1,982,487 $2,641,569 $2,578,042 $2,722,348
Net Investment Income/(Loss)(d) 0.11% 1.50% 1.32% 0.82% 1.76% 1.67%
Expenses Before Reductions*(d)(e) 0.12% 0.12% 0.12% 0.12% 0.12% 0.12%
Expenses Net of Reductions*(d) 0.12% 0.12% 0.12% 0.12% 0.12% 0.12%
Portfolio Turnover Rate 10%(c) 4% 10% 6% 12% 5%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
7
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
8
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the period ended June 30, 2024, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2024, the monthly average notional amount for long contracts was $98.2 million. There was no short contract activity during the period.
Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
249,325 –
Futures Contracts Receivable for variation margin on futures contracts* $249,325 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 305,106
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $305,106 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(10,527,695) 2,201,742
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 10,527,695 $ (2,201,742)
Interest Rate Risk
377,410 464,146
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(377,410) $(464,146)
Annual Rate Annual Expense Limit
AZL MVP Growth Index Strategy Fund 0.10% 0.20%

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
9
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2024, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/24
Shares
as of
06/30/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 468,336,555 $ 13,638,886 $ (13,020,384) $ (2,888,682) $ 45,231 $ 466,111,606 47,757,337 $ — $ —
AZL International Index Fund,
Class 2 383,949,980 38,357,211 (37,205,948) 7,458,602 13,344,099 405,903,944 22,132,167 — —
AZL Mid Cap Index Fund, Class 2 221,180,974 — (147,071,408) 21,570,565 (13,322,542) 82,357,589 3,658,711 — —
AZL S&P 500 Index Fund, Class 2 716,180,551 128,850,000 (108,765,882) 25,915,991 85,503,405 847,684,065 36,538,106 — —
AZL Small Cap Stock Index Fund,
Class 2 111,350,115 — (50,164,729) (266,151) (3,341,004) 57,578,231 4,758,531 — —
$ 1,900,998,175 $ 180,846,097 $ (356,228,351) $ 51,790,325 $ 82,229,189
$ 1,859,635,435
114,844,85 2 $ — $ —

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
10
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2024, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,859,635,435 $ — $ — $ 1,859,635,435
Total Investment Securities 1,859,635,435 — — 1,859,635,435
Other Financial Instruments:
*
Futures Contracts 554,431 — — 554,431
Total Investments $1,860,189,866 $— $— $1,860,189,866
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Growth Index Strategy Fund $180,846,097 $356,228,351

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
11
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $1,576,499,257. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $372,046,790
Unrealized (depreciation) (47,547,872)
Net unrealized appreciation/(depreciation) $324,498,918
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Growth Index Strategy Fund $38,506,889 $37,753,436 $76,260,325
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP Growth Index Strategy Fund $63,325,588 $43,991,237 $— $324,498,918 $431,815,743
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

SARRPT0624 08/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Moderate Index Strategy Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® MVP Moderate Index Strategy Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Moderate Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
Shares Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (40.6%):
517,695 AZL Mid Cap Index Fund, Class 2 $ 11,653,316
5,391,430 AZL S&P 500 Index Fund, Class 2 125,081,174
738,903 AZL Small Cap Stock Index Fund, Class 2 8,940,725
145,675,215
Fixed Income Fund (38.1%):
14,036,931 AZL Enhanced Bond Index Fund 137,000,442
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (16.3%):
3,186,515 AZL International Index Fund, Class 2 $ 58,440,690
Total Affiliated Investment Companies (Cost $292,935,512) 341,116,347
Total Investment Securities
(Cost $292,935,512) — 95.0% 341,116,347
Net other assets (liabilities) — 5.0% 17,818,799
Net Assets — 100.0% $ 358,935,146
Futures Contracts
At June 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/20/24 38 $ 10,490,850 $ 35,752
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/24 65 7,148,984 89,797
$ 125,549

AZL MVP Moderate Index Strategy Fund
4
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investments in affiliates, at cost $ 292,935,512
Investments in affiliates, at value $ 341,116,347
Deposit at broker for futures contracts collateral 17,948,506
Interest and dividends receivable 62,102
Receivable for affiliated investments sold 151,315
Prepaid expenses 772
Total Assets 359,279,042
Liabilities:
Cash overdraft 87,610
Payable for capital shares redeemed 146,113
Payable for variation margin on futures contracts 63,705
Management fees payable 29,606
Administration fees payable 7,446
Custodian fees payable 2,472
Administrative and compliance services fees payable 228
Transfer agent fees payable 752
Trustee fees payable 517
Other accrued liabilities 5,447
Total Liabilities 343,896
Commitments and contingent liabilities^
Net Assets
$ 358,935,146
Net Assets Consist of:
Paid in capital $ 306,784,822
Total distributable earnings 52,150,324
Net Assets
$ 358,935,146
Shares of beneficial interest (unlimited number of shares authorized, no par value) 26,412,483
Net Asset Value (offering and redemption price per share) $ 13.59
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 426,405
Total Investment Income 426,405
Expenses:
Management fees 182,999
Administration fees 39,775
Custodian fees 8,511
Administrative and compliance services fees 2,263
Transfer agent fees 3,875
Trustee fees 8,552
Professional fees 11,147
Shareholder reports 2,470
Other expenses 2,334
Total expenses 261,926
Net Investment Income/(Loss)
164,479
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 9,542,779
Net realized gains/(losses) on futures contracts 1,453,279
Change in net unrealized appreciation/depreciation on affiliated underlying funds 10,048,524
Change in net unrealized appreciation/depreciation on futures contracts (477,443)
Net realized and Change in net unrealized gains/losses on
investments
20,567,139
Change in Net Assets Resulting From Operations
$ 20,731,618

AZL MVP Moderate Index Strategy Fund
5
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 164,479 $ 5,690,943
Net realized gains/(losses) on investments 10,996,058 11,295,853
Change in unrealized appreciation/depreciation on investments 9,571,081 35,135,533
Change in net assets resulting from operations 20,731,618 52,122,329
Distributions to Shareholders:
Distributions — (12,393,539)
Change in net assets resulting from distributions to shareholders — (12,393,539)
Capital Transactions:
Proceeds from shares issued 49,768 1,590,206
Proceeds from dividends reinvested — 12,393,539
Value of shares redeemed (41,161,240) (66,340,905)
Change in net assets resulting from capital transactions (41,111,472) (52,357,160)
Change in net assets (20,379,854) (12,628,370)
Net Assets:
Beginning of period 379,315,000 391,943,370
End of period $ 358,935,146 $ 379,315,000
Share Transactions:
Shares issued 3,872 130,949
Dividends reinvested — 1,072,105
Shares redeemed (3,127,306) (5,420,991)
Change in shares (3,123,434) (4,217,937)
Amounts shown as “—” are either $0 or round to less than $1.

AZL MVP Moderate Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
6
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Net Asset Value, Beginning of Period
$12.84 $11.61 $15.50 $15.11 $14.96 $13.28
Investment Activities:
Net Investment Income/(Loss)(a) 0.01  0.18  0.17  0.12  0.26  0.26
Net Realized and Unrealized Gains/(Losses)
on Investments 0.74  1.46  (2.60) 1.70  0.64  2.17
Total from Investment Activities 0.75  1.64  (2.43) 1.82  0.90  2.43
Distributions to Shareholders From:
Net Investment Income —  (0.24) (0.28) (0.30) (0.27) (0.32)
Net Realized Gains —  (0.17) (1.18) (1.13) (0.48) (0.43)
Total Dividends —  (0.41) (1.46) (1.43) (0.75) (0.75)
Net Asset Value, End of Period
$13.59 $12.84 $11.61 $15.50 $15.11 $14.96
Total Return
(b) 5.84%(c) 14.59% (15.38)% 12.46% 6.44% 18.64%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $358,935 $379,315 $391,943 $523,972 $533,854 $534,298
Net Investment Income/(Loss)(d) 0.09% 1.49% 1.31% 0.76% 1.83% 1.77%
Expenses Before Reductions*(d)(e) 0.14% 0.14% 0.13% 0.13% 0.13% 0.13%
Expenses Net of Reductions*(d) 0.14% 0.14% 0.13% 0.13% 0.13% 0.13%
Portfolio Turnover Rate 8%(c) 3% 8% 6% 18% 5%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
7
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Moderate
Index Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
8
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the period ended June 30, 2024, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2024, the monthly average notional amount for long contracts was $18.1 million. There was no short contract activity during the period.
Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
35,752 –
Futures Contracts Receivable for variation margin on futures contracts* $35,752 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 89,797
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $89,797 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(1,560,909) 332,907
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 1,560,909 $ (332,907)
Interest Rate Risk
107,630 144,536
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(107,630) $(144,536)
Annual Rate Annual Expense Limit
AZL MVP Moderate Index Strategy Fund 0.10% 0.15%

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
9
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2024, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/24
Shares
as of
06/30/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 143,722,342 $ 701,432 $ (6,487,586) $ (1,020,759) $ 85,013 $ 137,000,442 14,036,931 $ — $ —
AZL International Index Fund,
Class 2 57,364,131 4,950,000 (6,963,307) 1,583,992 1,505,874 58,440,690 3,186,515 — —
AZL Mid Cap Index Fund, Class 2 34,145,133 — (23,774,148) 3,340,045 (2,057,714) 11,653,316 517,695 — —
AZL S&P 500 Index Fund, Class 2 108,346,748 20,660,000 (20,630,409) 5,631,445 11,073,390 125,081,174 5,391,430 — —
AZL Small Cap Stock Index Fund,
Class 2 17,104,528 — (7,613,820) 8,056 (558,039) 8,940,725 738,903 — —
$ 360,682,882 $ 26,311,432 $ (65,469,270) $ 9,542,779 $ 10,048,524
$ 341,116,347
23,871,474 $ — $ —

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
10
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2024, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 341,116,347 $ — $ — $ 341,116,347
Total Investment Securities 341,116,347 — — 341,116,347
Other Financial Instruments:
*
Futures Contracts 125,549 — — 125,549
Total Investments $341,241,896 $— $— $341,241,896
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Moderate Index Strategy Fund $26,311,432 $65,469,270

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
11
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $327,679,018. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $47,813,074
Unrealized (depreciation) (14,809,210)
Net unrealized appreciation/(depreciation) $33,003,864
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Moderate Index Strategy Fund $7,277,615 $5,115,924 $12,393,539
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP Moderate Index Strategy Fund $11,777,923 $6,259,249 $— $33,003,864 $51,041,036
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

SARRPT0624 08/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (77.2%):
13,290,126 AZL S&P 500 Index Fund, Class 2 $ 308,330,917
32,661,830 AZL T. Rowe Price Capital Appreciation Fund 572,235,254
880,566,171
Shares Value
Affiliated Investment Companies, continued
Fixed Income Fund (17.9%):
20,895,133 AZL Enhanced Bond Index Fund $ 203,936,500
Total Affiliated Investment Companies (Cost $919,905,501) 1,084,502,671
Total Investment Securities
(Cost $919,905,501) — 95.1% 1,084,502,671
Net other assets (liabilities) — 4.9% 56,033,065
Net Assets — 100.0% $ 1,140,535,736
Futures Contracts
At June 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/20/24 123 $ 33,957,225 $ 115,725
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/24 207 22,766,766 283,578
$ 399,303

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
4
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investments in affiliates, at cost $ 919,905,501
Investments in affiliates, at value $ 1,084,502,671
Deposit at broker for futures contracts collateral 56,989,915
Interest and dividends receivable 196,286
Receivable for affiliated investments sold 828,212
Prepaid expenses 2,405
Total Assets 1,142,519,489
Liabilities:
Cash overdraft 828,213
Payable for capital shares redeemed 1,018,174
Management fees payable 93,483
Administration fees payable 10,102
Custodian fees payable 7,587
Administrative and compliance services fees payable 1,491
Transfer agent fees payable 1,036
Trustee fees payable 3,279
Other accrued liabilities 20,388
Total Liabilities 1,983,753
Commitments and contingent liabilities^
Net Assets
$ 1,140,535,736
Net Assets Consist of:
Paid in capital $ 928,596,983
Total distributable earnings 211,938,753
Net Assets
$ 1,140,535,736
Shares of beneficial interest (unlimited number of shares authorized, no par value) 87,766,754
Net Asset Value (offering and redemption price per share)* $ 12.99
^ See Note 3 in Notes to the Financial Statements.
* Per share amounts may not recalculate due to rounding of net assets and shares outstanding .
Investment Income:
Interest $ 1,331,445
Dividends from non-affiliates 166
Total Investment Income 1,331,611
Expenses:
Management fees 571,764
Administration fees 44,342
Custodian fees 21,523
Administrative and compliance services fees 6,586
Transfer agent fees 4,412
Trustee fees 26,287
Professional fees 35,142
Shareholder reports 4,723
Other expenses 7,520
Total expenses 722,299
Net Investment Income/(Loss)
609,312
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 13,332,463
Net realized gains/(losses) on futures contracts 4,564,213
Change in net unrealized appreciation/depreciation on affiliated underlying funds 67,264,208
Change in net unrealized appreciation/depreciation on futures contracts (1,465,982)
Net realized and Change in net unrealized gains/losses on
investments
83,694,902
Change in Net Assets Resulting From Operations
$ 84,304,214

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
5
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 609,312 $ 15,845,540
Net realized gains/(losses) on investments 17,896,676 86,369,789
Change in unrealized appreciation/depreciation on investments 65,798,226 82,715,629
Change in net assets resulting from operations 84,304,214 184,930,958
Distributions to Shareholders:
Distributions — (91,615,841)
Change in net assets resulting from distributions to shareholders — (91,615,841)
Capital Transactions:
Proceeds from shares issued 1,880,018 5,640,403
Proceeds from dividends reinvested — 91,615,841
Value of shares redeemed (105,875,320) (182,678,389)
Change in net assets resulting from capital transactions (103,995,302) (85,422,145)
Change in net assets (19,691,088) 7,892,972
Net Assets:
Beginning of period 1,160,226,824 1,152,333,852
End of period $ 1,140,535,736 $ 1,160,226,824
Share Transactions:
Shares issued 148,905 473,809
Dividends reinvested — 8,321,148
Shares redeemed (8,458,043) (15,375,653)
Change in shares (8,309,138) (6,580,696)
Amounts shown as “—” are either $0 or round to less than $1.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
6
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Net Asset Value, Beginning of Period
$12.08 $11.23 $15.13 $14.07 $13.85 $11.96
Investment Activities:
Net Investment Income/(Loss)(a) 0.01  0.16  0.11  0.12  0.19  0.25
Net Realized and Unrealized Gains/(Losses)
on Investments 0.90  1.69  (2.21) 2.21  0.87  2.27
Total from Investment Activities 0.91  1.85  (2.10) 2.33  1.06  2.52
Distributions to Shareholders From:
Net Investment Income —  (1.00) (1.02) (0.55) (0.39) (0.25)
Net Realized Gains —  —  (0.78) (0.72) (0.45) (0.38)
Total Dividends —  (1.00) (1.80) (1.27) (0.84) (0.63)
Net Asset Value, End of Period
$12.99 $12.08 $11.23 $15.13 $14.07 $13.85
Total Return
(b) 7.53%(c) 17.36% (13.71)% 17.04% 8.02% 21.39%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $1,140,536 $1,160,227 $1,152,334 $1,477,978 $1,372,669 $1,325,661
Net Investment Income/(Loss)(d) 0.11% 1.37% 0.85% 0.78% 1.41% 1.90%
Expenses Before Reductions*(d)(e) 0.13% 0.13% 0.12% 0.12% 0.12% 0.12%
Expenses Net of Reductions*(d) 0.13% 0.13% 0.12% 0.12% 0.12% 0.12%
Portfolio Turnover Rate — (c) 9% 10% 10% 10% 5%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
7
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP T. Rowe Price
Capital Appreciation Plus Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
8
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the period ended June 30, 2024, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2024, the monthly average notional amount for long contracts was $57.2 million. There was no short contract activity during the period.
Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
115,725 –
Futures Contracts Receivable for variation margin on futures contracts* $115,725 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 283,578
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $283,578 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(4,913,936) 1,030,007
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 4,913,936 $ (1,030,007)
Interest Rate Risk
349,723 435,975
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(349,723) $(435,975)
Annual Rate Annual Expense Limit
AZL MVP T. Rowe Price Capital Appreciation Plus Fund 0.10% 0.15%

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
9
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2024, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/24
Shares
as of
06/30/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 208,826,331 $ 580,413 $ (4,163,645) $ (944,064) $ (362,535) $ 203,936,500 20,895,133 $ — $ —
AZL S&P 500 Index Fund, Class 2 313,370,744 — (48,878,343) 12,744,430 31,094,086 308,330,917 13,290,126 — —
AZL T. Rowe Price Capital
Appreciation Fund 580,753,144 522,924 (47,105,568) 1,532,097 36,532,657 572,235,254 32,661,830 — —
$ 1,102,950,219 $ 1,103,337 $ (100,147,556) $ 13,332,463 $ 67,264,208
$ 1,084,502,671
66,847,089 $ — $ —

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
10
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2024, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,084,502,671 $ — $ — $ 1,084,502,671
Total Investment Securities 1,084,502,671 — — 1,084,502,671
Other Financial Instruments:
*
Futures Contracts 399,303 — — 399,303
Total Investments $1,084,901,974 $— $— $1,084,901,974
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $1,103,337 $100,147,556

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
11
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $1,012,789,391. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2023, the Fund had no remaining capital loss carry forwards (“CLCFs”). The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCFs have been offset. During the year ended December 31, 2023, the Fund utilized $12,754,208 in CLCFs to offset capital gains.
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund. As of June 30, 2024, the Fund had a controlling interest (in excess of 50%) in the AZL T. Rowe Capital
Appreciation Fund, which is affiliated with the Manager.
9. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $113,123,976
Unrealized (depreciation) (22,963,148)
Net unrealized appreciation/(depreciation) $90,160,828
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $91,615,841 $— $91,615,841
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $57,493,551 $37,509,452 $— $90,160,828 $185,163,831
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

SARRPT0624 08/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

(b)           The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)      Not applicable.

(a)(2)      Not applicable.

(a)(3)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)           The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)   /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date  August 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date August 26, 2024

By (Signature and Title) /s/ Bashir C. Asad
                                                Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date August 26, 2024